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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Brokerage Cash Reserves
ING Money Market Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	as of June 30, 2009 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 1.9%
$2,000,000		Svenska Handelsbanken AB, 0.570%, due 07/17/09	$2,000,071
5,000,000		UBS AG, 0.000%, due 07/01/09	5,000,000
		Total Certificates of Deposit
		(Cost $7,000,071)	7,000,071
COMMERCIAL PAPER: 57.7%
1,250,000		American Honda Finance, 0.630%, due 08/25/09	1,248,797
750,000		ANZ National Bank Ltd., 0.510%, due 09/14/09	749,188
1,250,000		ASB Finance Ltd., 0.510%, due 09/21/09	1,248,519
1,750,000		ASB Finance Ltd., 0.690%, due 09/15/09	1,747,414
2,000,000		ASB Finance Ltd., 0.790%, due 10/22/09	1,994,978
2,000,000		Barton Capital, LLC, 0.310%, due 07/06/09	1,999,897
800,000		Barton Capital, LLC, 0.310%, due 08/03/09	799,765
752,000		Barton Capital, LLC, 0.340%, due 07/07/09	751,950
500,000		Barton Capital, LLC, 0.340%, due 08/18/09	499,767
2,000,000		Barton Capital, LLC, 0.350%, due 08/10/09	1,999,200
1,500,000		Barton Capital, LLC, 0.350%, due 09/09/09	1,498,979
2,000,000		Barton Capital, LLC, 0.350%, due 09/17/09	1,998,483
3,000,000		Barton Capital, LLC, 0.440%, due 07/17/09	2,999,382
2,000,000		Cafco, LLC, 0.340%, due 08/20/09	1,999,028
4,500,000		Cafco, LLC, 0.370%, due 08/27/09	4,497,293
6,000,000		Cafco, LLC, 0.740%, due 09/15/09	5,990,500
1,400,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 0.440%, due 09/16/09	1,398,653
1,000,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 0.470%, due 08/31/09	999,187
750,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 0.360%, due 07/01/09	750,000
5,000,000		CBA Finance, Inc., 0.350%, due 09/30/09	4,995,576
1,500,000		Ciesco, LLC, 0.380%, due 07/27/09	1,499,578
3,500,000		Ciesco, LLC, 0.390%, due 08/19/09	3,498,094
3,000,000		Ciesco, LLC, 0.440%, due 09/09/09	2,997,375
5,000,000		Ciesco, LLC, 0.740%, due 09/14/09	4,992,188
8,000,000		Concord Minutemen Capital Co., LLC, 1.770%, due 08/27/09	7,977,200
8,000,000		Concord Minutemen Capital Co., LLC, 1.910%, due 10/22/09	7,951,787
7,000,000		Crown Point Capital Co., 1.770%, due 08/26/09	6,980,395
7,000,000		Crown Point Capital Co., 1.910%, due 10/21/09	6,958,187
1,500,000		Danske Corp., 0.370%, due 09/08/09	1,498,908
1,000,000		Danske Corp., 0.480%, due 07/29/09	999,611
2,750,000		Danske Corp., 0.550%, due 12/18/09	2,742,858
5,000,000		Dexia, 0.290%, due 07/06/09	4,999,757
3,500,000		Edison Asset Securities, LLC, 0.540%, due 10/30/09	3,493,563
8,500,000		Edison Asset Securities, LLC, 0.580%, due 09/21/09	8,488,623
1,500,000		Edison Asset Securities, LLC, 0.700%, due 10/21/09	1,496,733
2,000,000		Jupiter Securities Co., LLC, 0.300%, due 07/13/09	1,999,780
2,550,000		Jupiter Securities Co., LLC, 0.300%, due 08/25/09	2,548,792
5,500,000		Jupiter Securities Co., LLC, 0.340%, due 07/23/09	5,499,059
2,000,000		Jupiter Securities Co., LLC, 0.360%, due 08/12/09	1,999,137
5,250,000		KFW International Finance, Inc., 0.170%, due 07/07/09	5,249,825
5,000,000		Natexis Banques Populaires US Finance Co, LLC, 0.510%, due 08/24/09	4,996,100
750,000		Old Line Funding, LLC, 0.350%, due 09/02/09	749,528
500,000		Old Line Funding, LLC, 0.370%, due 09/15/09	499,609
500,000		Old Line Funding, LLC, 0.390%, due 08/13/09	499,761
3,000,000		Old Line Funding, LLC, 0.400%, due 07/14/09	2,999,502
6,000,000		Old Line Funding, LLC, 0.400%, due 10/15/09	5,992,757
2,500,000		Old Line Funding, LLC, 0.450%, due 07/15/09	2,499,533
1,500,000		Park Avenue Receivables, 0.240%, due 07/21/09	1,499,792
1,000,000		Park Avenue Receivables, 0.270%, due 07/10/09	999,925
2,000,000		Park Avenue Receivables, 0.270%, due 07/22/09	1,999,673
7,000,000		Park Avenue Receivables, 0.340%, due 08/05/09	6,997,618
500,000		Park Avenue Receivables, 0.360%, due 08/06/09	499,815
600,000		Societe Generale, 0.440%, due 09/15/09	599,430
2,500,000		Societe Generale, 0.710%, due 07/16/09	2,500,010
3,000,000	@@, #	Societe Generale, 1.060%, due 09/04/09	3,000,000
1,000,000		Thunder Bay Funding, LLC, 0.350%, due 09/10/09	999,310
3,000,000		Thunder Bay Funding, LLC, 0.360%, due 09/08/09	2,997,930
3,000,000		Thunder Bay Funding, LLC, 0.390%, due 07/07/09	2,999,775
3,500,000		Thunder Bay Funding, LLC, 0.400%, due 10/19/09	3,495,722
2,500,000		Thunder Bay Funding, LLC, 0.450%, due 07/15/09	2,499,533
2,000,000		Thunder Bay Funding, LLC, 0.550%, due 10/08/09	1,996,975
3,100,000		Toyota Motor Credit Corp., 0.660%, due 07/10/09	3,100,000
2,699,000		Tulip Funding Corp., 0.270%, due 07/10/09	2,698,798
3,917,000		Tulip Funding Corp., 0.280%, due 07/31/09	3,916,021
3,000,000		Variable Funding Capital, 0.570%, due 08/25/09	2,997,342
8,000,000		Variable Funding Capital, 0.960%, due 10/15/09	7,977,151

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	as of June 30, 2009 (Unaudited) (continued)

Principal Amount				Value
COMMERCIAL PAPER (continued)
$2,000,000		Variable Funding Capital, 1.120%, due 08/10/09		$1,997,444
3,750,000	@@, #	Westpac Banking Corp., 0.560%, due 07/03/09		3,750,000
1,750,000		Westpac Banking Corp., 0.570%, due 09/14/09		1,747,885
2,000,000		Windmill Funding Corp., 0.270%, due 07/31/09		1,999,533
2,300,000		Yorktown Capital, LLC, 0.370%, due 09/21/09		2,297,957
3,500,000		Yorktown Capital, LLC, 0.490%, due 08/03/09		3,498,396
2,500,000		Yorktown Capital, LLC, 0.490%, due 09/10/09		2,497,535
2,000,000		Yorktown Capital, LLC, 0.500%, due 10/09/09		1,997,222
3,000,000		Yorktown Capital, LLC, 0.500%, due 10/16/09		2,995,542
		Total Commercial Paper
		(Cost $218,831,130)		218,831,130
CORPORATE BONDS/NOTES: 7.3%
2,000,000		American Honda Finance, 0.200%, due 07/14/09		1,999,841
2,000,000		American Honda Finance, 0.470%, due 09/16/09		1,997,947
6,250,000	@@, #	Australia & New Zealand Banking Group Ltd., 0.890%, due 09/02/09		6,250,000
2,500,000		BNP Paribas, 0.250%, due 07/29/09		2,500,000
4,000,000	@@	BNP Paribas, 1.150%, due 08/13/09		4,000,000
3,500,000		Rabobank USA Financial Corp., 0.070%, due 07/02/09		3,499,986
1,000,000		Rabobank USA Financial Corp., 0.150%, due 07/13/09		999,947
6,500,000		US Bank NA, 0.760%, due 08/24/09		6,500,000
		Total Corporate Bonds/Notes
		(Cost $27,747,721)		27,747,721
U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.5%
31,550,000		Federal Home Loan Bank, 0.700%, due 12/14/09		31,448,164
1,000,000		Federal Home Loan Bank, 0.720%, due 08/07/09		1,002,007
4,500,000		Federal Home Loan Bank, 0.800%, due 11/18/09		4,486,000
6,000,000		Federal Home Loan Mortgage Corporation, 0.710%, due 07/12/10		6,210,885
1,250,000		Federal Home Loan Mortgage Corporation, 0.860%, due 01/05/10		1,244,386
2,000,000		Federal Home Loan Mortgage Corporation, 0.880%, due 02/09/10		2,048,629
15,000,000		Federal National Mortgage Association, 0.620%, due 12/01/09		14,960,688
500,000		Federal National Mortgage Association, 0.690%, due 07/12/10		511,858
4,500,000		Federal National Mortgage Association, 1.330%, due 12/15/09		4,567,526
		Total U.S. Government Agency Obligations
		(Cost $66,480,143)		66,480,143
REPURCHASE AGREEMENTS: 10.0%
37,996,000		Goldman Sachs Repurchase Agreement dated 06/30/09, 0.040%, due 07/01/09, $69,983,700 to be received upon repurchase (Collateralized by $37,996,042 U.S. Treasury, Discount Notes, Market Value $39,135,893, due 02/15/21-11/15/22)		37,996,000
		Total Repurchase Agreement
		(Cost $37,996,000)		37,996,000
		Total Investments in Securities
		(Cost $358,055,065)*	94.4%	$358,055,065
		Other Assets and Liabilities - Net	5.6	21,319,441
		Net Assets	100.0%	$379,374,506

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income taxes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Short-Term Investments	$—	$358,055,065	$—
Total	$—	$358,055,065	$—

Other Financial Instruments**
Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

Money market securities are valued using the amortized cost method, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the market value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Money Market Fund(1)	as of June 30, 2009 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 3.2%
$6,000,000		Svenska Handelsbanken AB, 0.570%, due 07/17/09	$6,000,213
4,000,000		UBS AG, 0.000%, due 07/01/09	4,000,000
		Total Certificates of Deposit
		(Cost $10,000,213)	10,000,213
COMMERCIAL PAPER: 63.9%
1,250,000		American Honda Finance, 0.630%, due 08/25/09	1,248,797
1,250,000		ANZ National Bank Ltd., 0.510%, due 09/14/09	1,248,646
1,000,000		ASB Finance Ltd., 0.510%, due 09/21/09	998,816
2,000,000		ASB Finance Ltd., 0.690%, due 09/15/09	1,997,044
2,000,000		ASB Finance Ltd., 0.790%, due 10/22/09	1,994,978
500,000		Barton Capital, LLC, 0.340%, due 07/07/09	499,967
2,500,000		Barton Capital, LLC, 0.340%, due 08/18/09	2,498,833
1,000,000		Barton Capital, LLC, 0.350%, due 08/10/09	999,600
1,000,000		Barton Capital, LLC, 0.350%, due 09/09/09	999,319
7,000,000		Barton Capital, LLC, 0.440%, due 07/17/09	6,998,551
2,500,000		Cafco, LLC, 0.370%, due 08/27/09	2,498,496
2,000,000		Cafco, LLC, 0.470%, due 08/11/09	1,998,907
6,000,000		Cafco, LLC, 0.740%, due 09/15/09	5,990,500
2,500,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 0.440%, due 09/16/09	2,497,594
2,500,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 0.470%, due 08/31/09	2,497,967
1,000,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 0.360%, due 07/01/09	1,000,000
4,000,000		CBA Finance, Inc., 0.350%, due 09/30/09	3,996,461
2,000,000		Ciesco, LLC, 0.380%, due 07/27/09	1,999,437
3,700,000		Ciesco, LLC, 0.390%, due 08/19/09	3,697,986
2,000,000		Ciesco, LLC, 0.440%, due 09/09/09	1,998,250
5,500,000		Ciesco, LLC, 0.740%, due 09/14/09	5,491,406
5,250,000		Concord Minutemen Capital Co., LLC, 1.770%, due 08/27/09	5,235,038
7,000,000		Concord Minutemen Capital Co., LLC, 1.910%, due 10/22/09	6,957,813
4,500,000		Crown Point Capital Co., 1.770%, due 08/26/09	4,487,400
7,500,000		Crown Point Capital Co., 1.910%, due 10/21/09	7,455,196
1,000,000		Danske Corp., 0.370%, due 09/08/09	999,272
1,000,000		Danske Corp., 0.480%, due 07/29/09	999,611
2,750,000		Danske Corp., 0.550%, due 12/18/09	2,742,858
4,000,000		Dexia, 0.290%, due 07/06/09	3,999,806
2,750,000		Edison Asset Securities, LLC, 0.540%, due 10/30/09	2,744,942
2,000,000		Edison Asset Securities, LLC, 0.580%, due 09/21/09	1,997,586
6,000,000		Edison Asset Securities, LLC, 0.680%, due 10/20/09	5,987,420
1,500,000		Edison Asset Securities, LLC, 0.700%, due 10/21/09	1,496,733
1,200,000		Jupiter Securities Co., LLC, 0.290%, due 08/10/09	1,199,600
4,900,000		Jupiter Securities Co., LLC, 0.300%, due 07/13/09	4,899,526
5,000,000		Jupiter Securities Co., LLC, 0.340%, due 07/23/09	4,998,778
1,500,000		Jupiter Securities Co., LLC, 0.360%, due 08/12/09	1,499,353
2,250,000		KFW International Finance, Inc., 0.170%, due 07/07/09	2,249,925
1,300,000	±	Lehman Brothers Holdings, Inc., 2.520%, due 11/24/08	1,302,251
2,000,000		Natexis Banques Populaires US Finance Co, LLC, 0.510%, due 08/24/09	1,998,440
686,000		Old Line Funding, LLC, 0.350%, due 09/02/09	685,568
1,000,000		Old Line Funding, LLC, 0.370%, due 09/15/09	999,219
1,750,000		Old Line Funding, LLC, 0.400%, due 07/14/09	1,749,709
6,500,000		Old Line Funding, LLC, 0.400%, due 10/15/09	6,492,153
2,500,000		Old Line Funding, LLC, 0.450%, due 07/15/09	2,499,533
1,000,000		Park Avenue Receivables, 0.240%, due 07/21/09	999,861
1,000,000		Park Avenue Receivables, 0.270%, due 07/10/09	999,925
1,500,000		Park Avenue Receivables, 0.270%, due 07/22/09	1,499,755
5,000,000		Park Avenue Receivables, 0.340%, due 08/05/09	4,998,299
3,000,000		Park Avenue Receivables, 0.360%, due 08/06/09	2,998,890
1,500,000		Societe Generale, 0.440%, due 09/15/09	1,498,575
4,000,000		Societe Generale, 0.710%, due 07/16/09	4,000,016
1,500,000	@@, #	Societe Generale, 1.060%, due 09/04/09	1,500,000
700,000		Thunder Bay Funding, LLC, 0.350%, due 09/10/09	699,517
2,000,000		Thunder Bay Funding, LLC, 0.360%, due 09/08/09	1,998,620
4,000,000		Thunder Bay Funding, LLC, 0.390%, due 07/07/09	3,999,700
1,500,000		Thunder Bay Funding, LLC, 0.400%, due 10/19/09	1,498,167
2,363,000		Thunder Bay Funding, LLC, 0.450%, due 07/15/09	2,362,559
1,500,000		Thunder Bay Funding, LLC, 0.550%, due 10/08/09	1,497,731
3,000,000		Toyota Motor Credit Corp., 0.660%, due 07/10/09	3,000,000
1,000,000		Tulip Funding Corp., 0.270%, due 07/10/09	999,925
5,000,000		Tulip Funding Corp., 0.280%, due 07/31/09	4,998,750
2,500,000		Variable Funding Capital, 0.570%, due 08/25/09	2,497,785
7,000,000		Variable Funding Capital, 0.960%, due 10/15/09	6,980,007
1,500,000		Variable Funding Capital, 1.120%, due 08/10/09	1,498,083
3,250,000	@@, #	Westpac Banking Corp., 0.560%, due 07/03/09	3,250,000

PORTFOLIO OF INVESTMENTS
ING Money Market Fund(1)	as of June 30, 2009 (Unaudited) (continued)

Principal Amount				Value
COMMERCIAL PAPER (continued)
$2,000,000		Westpac Banking Corp., 0.570%, due 09/14/09		$1,997,583
3,000,000		Windmill Funding Corp., 0.270%, due 07/31/09		2,999,300
4,000,000		Yorktown Capital, LLC, 0.490%, due 08/03/09		3,998,167
3,000,000		Yorktown Capital, LLC, 0.490%, due 09/10/09		2,997,042
1,500,000		Yorktown Capital, LLC, 0.500%, due 10/09/09		1,497,917
3,000,000		Yorktown Capital, LLC, 0.500%, due 10/16/09		2,995,542
		Total Commercial Paper
		(Cost $199,091,001)		199,091,001
CORPORATE BONDS/NOTES: 7.5%
1,000,000		American Honda Finance, 0.200%, due 07/14/09		999,921
1,000,000		American Honda Finance, 0.470%, due 09/16/09		998,973
5,250,000	@@, #	Australia & New Zealand Banking Group Ltd., 0.890%, due 09/02/09		5,250,000
1,500,000		BNP Paribas, 0.250%, due 07/29/09		1,500,000
3,500,000	@@	BNP Paribas, 1.150%, due 08/13/09		3,500,000
2,000,000	@@	KFW International Finance, Inc., 0.570%, due 11/16/09		2,021,287
2,500,000		Rabobank USA Financial Corp., 0.070%, due 07/02/09		2,499,990
1,000,000		Rabobank USA Financial Corp., 0.150%, due 07/13/09		999,947
700,000	@@	Rabobank USA Financial Corp., 0.800%, due 10/05/09		705,225
5,000,000		US Bank NA, 0.760%, due 08/24/09		5,000,000
		Total Corporate Bonds/Notes
		(Cost $23,475,343)		23,475,343
U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.9%
8,000,000		Federal Home Loan Bank, 0.700%, due 12/14/09		7,974,178
3,000,000		Federal Home Loan Bank, 0.800%, due 11/18/09		2,990,667
5,000,000		Federal Home Loan Mortgage Corporation, 0.710%, due 07/12/10		5,175,737
1,000,000		Federal Home Loan Mortgage Corporation, 0.860%, due 01/05/10		995,509
1,000,000		Federal Home Loan Mortgage Corporation, 0.880%, due 02/09/10		1,024,314
11,500,000		Federal National Mortgage Association, 0.620%, due 12/01/09		11,469,719
614,000		Federal National Mortgage Association, 0.690%, due 07/12/10		628,561
3,500,000		Federal National Mortgage Association, 1.330%, due 12/15/09		3,552,520
		Total U.S. Government Agency Obligations
		(Cost $33,811,205)		33,811,205
REPURCHASE AGREEMENTS: 8.7%
27,173,000		Deutsche Bank Repurchase Agreement dated 06/30/09, 0.080%, due 07/01/09, $37,400,000 to be received upon repurchase (Collateralized by $27,173,060 various U.S. Government Agency Obligations, 3.875%-6.030%, Market Value plus accrued interest $27,717,218, d		27,173,000
		Total Repurchase Agreement
		(Cost $27,173,000)		27,173,000
		Total Investments in Securities
		(Cost $293,550,762)*	94.2%	$293,550,762
		Other Assets and Liabilities - Net	5.8	18,199,652
		Net Assets	100.0%	$311,750,414

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	±	Defaulted security
	*	Cost for federal income taxes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Money Market Fund(1)	as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Short-Term Investments	$—	$293,550,762	$—
Total	$—	$293,550,762	$—

Other Financial Instruments**
Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

Money market securities are valued using the amortized cost method, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the market value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 24, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 24, 2009